UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Warner Griswold     Newport Beach, CA     July 16, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $98,672 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     1723    23700 SH       SOLE                    23700        0        0
AMERICAN ASSETS TR INC         COM              024013104      934    38500 SH       SOLE                    38500        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      810    18000 SH       SOLE                    18000        0        0
AMERICAN TOWER CORP NEW        COM              03027X100     2272    32500 SH       SOLE                    32500        0        0
AVALONBAY CMNTYS INC           COM              053484101     5051    35700 SH       SOLE                    35700        0        0
BOSTON PROPERTIES INC          COM              101121101    11135   102750 SH       SOLE                   102750        0        0
CUBESMART                      COM              229663109     1952   167300 SH       SOLE                   167300        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301      714    70000 SH       SOLE                    70000        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106      146     5100 SH       SOLE                     5100        0        0
EASTGROUP PPTY INC             COM              277276101      608    11400 SH       SOLE                    11400        0        0
EDUCATION RLTY TR INC          COM              28140H104      260    23500 SH       SOLE                    23500        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      876    12700 SH       SOLE                    12700        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     6972   111800 SH       SOLE                   111800        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     4247   138800 SH       SOLE                   138800        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     7619    73200 SH       SOLE                    73200        0        0
GLIMCHER RLTY TR               SH BEN INT       379302102     3129   306200 SH       SOLE                   306200        0        0
HEALTH CARE REIT INC           COM              42217K106     5970   102400 SH       SOLE                   102400        0        0
HIGHWOODS PPTYS INC            COM              431284108     1723    51200 SH       SOLE                    51200        0        0
HOME PROPERTIES INC            COM              437306103     1098    17900 SH       SOLE                    17900        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     4676   295600 SH       SOLE                   295600        0        0
MACK CALI RLTY CORP            COM              554489104     1802    62000 SH       SOLE                    62000        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     1928   128700 SH       SOLE                   128700        0        0
PROLOGIS INC                   COM              74340W103     6403   192700 SH       SOLE                   192700        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      665    55100 SH       SOLE                    55100        0        0
SIMON PPTY GROUP INC NEW       COM              828806109      716     4600 SH       SOLE                     4600        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106      433    67000 SH       SOLE                    67000        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      542    49300 SH       SOLE                    49300        0        0
TAUBMAN CTRS INC               COM              876664103    12068   156400 SH       SOLE                   156400        0        0
UDR INC                        COM              902653104     2543    98400 SH       SOLE                    98400        0        0
VENTAS INC                     COM              92276F100     8950   141800 SH       SOLE                   141800        0        0
WELLS FARGO SHORT-TERM INVESTM COM              PF9980004      707   707021 SH       SOLE                   707021        0        0